Accumulated Other Comprehensive Income (Loss) (Before Tax and Net of Tax Changes in Each Component of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Net unrealized gains (losses) on investment securities, Before tax:
Net unrealized gains (losses) on investment securities		¥ (172,382)	¥ 1,721,877	¥ 453,494
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(239,934)	(143,899)	(215,553)
Net change		(412,316)	1,577,978	237,941
Net unrealized gains (losses) on investment securities, Tax (expense) or benefit:
Net unrealized gains (losses) on investment securities		81,568	(625,204)	(178,200)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		80,967	47,043	81,778
Net change		162,535	(578,161)	(96,422)
Net unrealized gains (losses) on investment securities, Net of tax:
Net unrealized gains (losses) on investment securities		(90,814)	1,096,673	275,294
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(158,967)	(96,856)	(133,775)
Net change	[1]	(249,781)	999,817	141,519
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests		59,460	(32,015)	(24,888)
Net unrealized gains on investment securities attributable to Mitsubishi UFJ Financial Group		(309,241)	1,031,832	166,407
Net debt valuation adjustments (Note 14), Before tax:
Net debt valuation adjustments		6,005
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(707)
Net change		5,298
Net debt valuation adjustments (Note 14), Tax (expense) or benefit:
Net debt valuation adjustments		(2,032)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		239
Net change		(1,793)
Net debt valuation adjustments (Note 14), Net of tax:
Net debt valuation adjustments		3,973
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(468)
Net change		3,505
Net debt valuation adjustments attributable to noncontrolling interests
Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group		3,505
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Before tax:
Net unrealized gains on derivatives qualifying for cash flow hedges		23,633	13,853	3,615
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(20,599)	(12,363)	(4,211)
Net change		3,034	1,490	(596)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Tax (expense) or benefit:
Net unrealized gains on derivatives qualifying for cash flow hedges		(9,320)	(5,448)	(1,419)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		8,094	4,857	1,654
Net change		(1,226)	(591)	235
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Net of tax:
Net unrealized gains on derivatives qualifying for cash flow hedges		14,313	8,405	2,196
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(12,505)	(7,506)	(2,557)
Net change		1,808	899	(361)
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to noncontrolling interests
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group		1,808	899	(361)
Defined benefit plans, Before tax:
Defined benefit plans		(209,209)	12,176	122,644
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		9,839	12,716	64,519
Net change		(199,370)	24,892	187,163
Defined benefit plans, Tax (expense) or benefit:
Defined benefit plans		72,115	(2,052)	(45,709)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		(4,238)	(3,913)	(23,806)
Net change		67,877	(5,965)	(69,515)
Defined benefit plans, Net of tax:
Defined benefit plans		(137,094)	10,124	76,935
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		5,601	8,803	40,713
Net change		(131,493)	18,927	117,648
Defined benefit plans attributable to noncontrolling interests		(1,711)	231	1,447
Defined benefit plans attributable to Mitsubishi UFJ Financial Group		(129,782)	18,696	116,201
Foreign currency translation adjustments, Before tax:
Foreign currency translation adjustments		(396,995)	782,744	557,941
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		(3,670)	1,109	1,603
Net change		(400,665)	783,853	559,544
Foreign currency translation adjustments, Tax (expense) or benefit:
Foreign currency translation adjustments		43,109	(94,616)	(50,516)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		879	(719)	(898)
Net change		43,988	(95,335)	(51,414)
Foreign currency translation adjustments, Net of tax:
Foreign currency translation adjustments		(353,886)	688,128	507,425
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		(2,791)	390	705
Net change		(356,677)	688,518	508,130
Foreign currency translation adjustments attributable to noncontrolling interests		(29,976)	30,372	7,042
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group		(326,701)	658,146	501,088
Other comprehensive income (loss) attributable to Mitsubishi UFJ Financial Group		¥ (760,411)	¥ 1,709,573	¥ 783,335

[1]	Includes unrealized gains of ¥183 million, ¥56 million and ¥17 million, net of tax, related to debt securities with credit component realized in earnings for the fiscal years ended March 31, 2014, 2015 and 2016, respectively.